Supplementary Information on Oil and Gas Exploration and Production Activities (Unaudited) - Summary of Costs Incurred for Oil and Gas Property Exploration and Development Activities (Detail) - MXN ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Oil And Gas Producing Activities [line items]
Total costs incurred	$ 43,593,642	$ 67,106,181	$ 88,145,519
Exploration [member]
Disclosure Of Oil And Gas Producing Activities [line items]
Total costs incurred	33,986,110	31,222,023
Development [member]
Disclosure Of Oil And Gas Producing Activities [line items]
Total costs incurred	97,041,516	82,135,240
Previously Reported [Member]
Disclosure Of Oil And Gas Producing Activities [line items]
Total costs incurred	$ 131,027,626	$ 113,357,263